FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value (Details) - 10K - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Quoted Prices in Active Markets (Level 1)
Liabilities:
Warrant liability	$ 0	$ 0
Significant Other Observable Inputs (Level 2)
Liabilities:
Warrant liability	0	0
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$ 1	$ 3